Taxation - Change in deferred tax assets and liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	£ (1,865)	£ (1,978)
Exchange differences	(47)	82
Recognised in income statement – continuing operations	(40)	(256)
Reclassification	0	0
Recognised in other comprehensive income and equity	(4)	(65)
Tax rate change – recognised in income statement	54	363
Tax rate change – recognised in other comprehensive income and equity	4	(11)
Acquisition of subsidiaries	(5)
Transfer to assets held for sale	9
Ending balance	(1,894)	(1,865)
Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	32	43
Exchange differences	1	(1)
Recognised in income statement – continuing operations	(14)	(15)
Reclassification	3	0
Recognised in other comprehensive income and equity	5	5
Tax rate change – recognised in income statement	2	0
Tax rate change – recognised in other comprehensive income and equity	(5)	0
Acquisition of subsidiaries	0
Transfer to assets held for sale	0
Ending balance	24	32
Other temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	234	324
Exchange differences	4	(11)
Recognised in income statement – continuing operations	28	(84)
Reclassification	(10)	5
Recognised in other comprehensive income and equity	(1)	35
Tax rate change – recognised in income statement	1	(30)
Tax rate change – recognised in other comprehensive income and equity	8	(5)
Acquisition of subsidiaries	0
Transfer to assets held for sale	0
Ending balance	264	234
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(292)	(180)
Exchange differences	(7)	7
Recognised in income statement – continuing operations	(51)	(134)
Reclassification	(2)	(4)
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	1	19
Tax rate change – recognised in other comprehensive income and equity	0	0
Acquisition of subsidiaries	0
Transfer to assets held for sale	2
Ending balance	(349)	(292)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(1,812)	(2,277)
Exchange differences	(47)	89
Recognised in income statement – continuing operations	14	(14)
Reclassification	(3)	0
Recognised in other comprehensive income and equity	0	0
Tax rate change – recognised in income statement	51	390
Tax rate change – recognised in other comprehensive income and equity	0	0
Acquisition of subsidiaries	(5)
Transfer to assets held for sale	7
Ending balance	(1,795)	(1,812)
Post employment plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(27)	112
Exchange differences	2	(2)
Recognised in income statement – continuing operations	(17)	(9)
Reclassification	12	(1)
Recognised in other comprehensive income and equity	(8)	(105)
Tax rate change – recognised in income statement	(1)	(16)
Tax rate change – recognised in other comprehensive income and equity	1	(6)
Acquisition of subsidiaries	0
Transfer to assets held for sale	0
Ending balance	£ (38)	£ (27)